Other Financial Liabilities - Summary of Identification of Bank Borrowings by Company (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 113,247,268	$ 283,527,689
Non-current, Maturity	$ 135,297,019	$ 229,020,029
Banco Santander [Member] | Enel Generación Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.00%	6.00%
Nominal Interest Rate	6.00%	6.00%
Current, Maturity	$ 4	$ 4
Banco Santander [Member] | Enel Distribucion Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.00%	6.00%
Nominal Interest Rate	6.00%	6.00%
Current, Maturity	$ 1	$ 2
Banco Santander [Member] | Enel Chile S.A [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	3.85%	3.85%
Nominal Interest Rate	3.17%	3.17%
Current, Maturity	$ 0	$ 65,829,996
Banco de Chile [Member] | Enel Chile S.A [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	3.85%	3.85%
Nominal Interest Rate	3.17%	3.17%
Current, Maturity	$ 0	$ 73,453,456
Scotiabank Chile [Member] | Enel Chile S.A [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	3.85%	3.85%
Nominal Interest Rate	3.17%	3.17%
Current, Maturity	$ 0	$ 73,453,456
Scotiabank Chile [Member] | Enel Green Power Chile Ltda. [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	4.17%
Nominal Interest Rate	4.17%
Current, Maturity	$ 112,882,048
Scotiabank Chile [Member] | Empresa Electrica Panguipulli S .A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	4.25%
Nominal Interest Rate	4.25%
Current, Maturity	$ 321,995
Non-current, Maturity	$ 112,747,516
Scotiabank Chile One [Member] | Enel Green Power Chile Ltda. [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	4.14%
Nominal Interest Rate	4.14%
Current, Maturity	$ 0
Banco Bilbao Vizcaya Argentaria [Member] | Enel Green Power Chile Ltda. [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		4.14%
Nominal Interest Rate		4.14%
Current, Maturity		$ 70,214,637
Banco Bilbao Vizcaya Argentaria [Member] | Empresa Electrica Panguipulli S .A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		4.25%
Nominal Interest Rate		4.25%
Current, Maturity		$ 377,320
Non-current, Maturity		$ 104,100,013
Banco Bilbao Vizcaya Argentaria One [Member] | Enel Green Power Chile Ltda. [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		4.17%
Nominal Interest Rate		4.17%
Current, Maturity		$ 158,913
Non-current, Maturity		$ 104,100,014
Inter-American Development Banl (BID) [Member] | Enel Green Power Chile Ltda. [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	1.50%	1.50%
Nominal Interest Rate	1.50%	1.50%
Current, Maturity	$ 43,220	$ 39,905
Non-current, Maturity	22,549,503	20,820,002
More than 90 Days [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	113,112,731	282,176,822
More than 90 Days [Member] | Banco Santander [Member] | Enel Chile S.A [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		65,829,996
More than 90 Days [Member] | Banco de Chile [Member] | Enel Chile S.A [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		73,453,456
More than 90 Days [Member] | Scotiabank Chile [Member] | Enel Chile S.A [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		73,453,456
More than 90 Days [Member] | Scotiabank Chile [Member] | Enel Green Power Chile Ltda. [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	112,747,516
More than 90 Days [Member] | Scotiabank Chile [Member] | Empresa Electrica Panguipulli S .A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	321,995
More than 90 Days [Member] | Banco Bilbao Vizcaya Argentaria [Member] | Enel Green Power Chile Ltda. [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		69,400,009
More than 90 Days [Member] | Inter-American Development Banl (BID) [Member] | Enel Green Power Chile Ltda. [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	43,220	39,905
One to Two Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	112,747,516
One to Two Years [Member] | Scotiabank Chile [Member] | Empresa Electrica Panguipulli S .A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	112,747,516
Two to Three Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	22,549,503	104,100,014
Two to Three Years [Member] | Banco Bilbao Vizcaya Argentaria One [Member] | Enel Green Power Chile Ltda. [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		104,100,014
Two to Three Years [Member] | Inter-American Development Banl (BID) [Member] | Enel Green Power Chile Ltda. [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	22,549,503
Three to Four Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		124,920,015
Three to Four Years [Member] | Banco Bilbao Vizcaya Argentaria [Member] | Empresa Electrica Panguipulli S .A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		104,100,013
Three to Four Years [Member] | Inter-American Development Banl (BID) [Member] | Enel Green Power Chile Ltda. [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		20,820,002
Less than 90 Days [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	134,537	1,350,867
Less than 90 Days [Member] | Banco Santander [Member] | Enel Generación Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	4	4
Less than 90 Days [Member] | Banco Santander [Member] | Enel Distribucion Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	1	2
Less than 90 Days [Member] | Scotiabank Chile [Member] | Enel Green Power Chile Ltda. [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 134,532
Less than 90 Days [Member] | Banco Bilbao Vizcaya Argentaria [Member] | Enel Green Power Chile Ltda. [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		814,628
Less than 90 Days [Member] | Banco Bilbao Vizcaya Argentaria [Member] | Empresa Electrica Panguipulli S .A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		377,320
Less than 90 Days [Member] | Banco Bilbao Vizcaya Argentaria One [Member] | Enel Green Power Chile Ltda. [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 158,913